Related party disclosures (Details) - Schedule of compensation to key management personnel - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation of directors:
Compensation of key management personnel	$ 13,228	$ 9,817
Compensation of directors [Member]
Compensation of directors:
Compensation of key management personnel	2,322	1,419
Compensation of directors [Member] | Directors fees [Member]
Compensation of directors:
Compensation of key management personnel	713	408
Compensation of directors [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation of key management personnel	1,609	1,011
Compensation of key management personnel [Member]
Compensation of directors:
Compensation of key management personnel	10,906	8,398
Compensation of key management personnel [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation of key management personnel	5,637	3,506
Compensation of key management personnel [Member] | Salaries and consulting fees [Member]
Compensation of directors:
Compensation of key management personnel	$ 5,269	$ 4,892